INVENTORIES - Summary of Inventories (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Inventory, Net [Abstract]
Raw materials		$ 1,436	$ 1,254
Work in process		1,552	447
Finished goods	[1]	1,268	463
Total		$ 4,256	$ 2,164

[1]	finished goods as of December 31, 2020 includes machinery to be sold to Magna (for further information see Note 2i).